Income Taxes - Noncapital Losses (Details) $ in Millions	Dec. 31, 2022 USD ($)
Non-capital loss
Amount	$ 34.7
Canada
Non-capital loss
Amount	26.7
Chile
Non-capital loss
Amount	$ 8.0